Reserve (Details)		6 Months Ended	12 Months Ended
	Apr. 05, 2024	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Reserve [Line Items]
Reserve		€ 1,444,757	€ 1,411,846
Percentage of legal reserve		10.00%
Percentage of share capital		20.00%
Percentage of exceed share capital		20.00%
Legal reserve		€ 500,857	500,857
Share-based payment reserve		€ 32,911
Restricted stock unit grant		1,780,330
Other Reserves [Member]		€ 1,444,757	1,411,846
Restricted share units [member]
Reserve [Line Items]
Share-based payment reserve		32,911
Restricted stock unit grant	1,780,330
Other Reserves [Member]
Reserve [Line Items]
Other Reserves [Member]		€ 910,989	€ 910,989